INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of incentive payables to member

	As of December 31,
	2021	2022
	RMB	RMB
Incentive payables to members	265,612	207,331